Goodwill (Tables)	6 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Estimated Fair Values of Goodwill

The tables below show goodwill, carrying value, estimated fair value, and excess of estimated fair value over carrying value for Alion’s reporting units as of September 30, 2013 and 2012.

	Goodwill	Carrying Value	Estimated Fair Value	Excess of Estimated Fair Value over Carrying Value
	at September 30, 2013
Sector	(In millions, except percentages)
TEOSS	$201.9	$187.3	$259.2	$71.9	38%
EISS	197.0	184.1	222.1	38.0	21%

Total	$398.9	$371.4	$481.3	$109.9	30%

	Goodwill	Carrying Value	Estimated Fair Value	Excess of Estimated Fair Value over Carrying Value
	at September 30, 2012
Sector	(In millions, except percentages)
TEOSS	$201.9	$197.7	$258.4	$60.7	31%
EISS	197.0	193.2	227.6	34.4	18%

Total	$398.9	$390.9	$486.0	$95.1	24%